Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Disclosure of Detailed Information of Derivative Assets
The following is a summary of the Company’s derivative assets at December 31, 2024 and 2023:

	Note	2024	2023
Foreign exchange contracts	16(b)(i)	$—	$18,107
Other		81	89
		$81	$18,196

Classified and presented as:
Current		$—	$17,700
Non-current(1)		81	496
		$81	$18,196
(1)    Included in other non-current assets.
(b)Derivative liabilities
The following is a summary of the Company’s derivative liabilities at December 31, 2024 and 2023:

	Note	2024	2023
Foreign exchange contracts	16(b)(i)	$54,280	$35
Gold contracts	16(b)(ii)	20,501	4,009
Greenstone Contingent Consideration	16(b)(iii)	86,223	11,279
Other		1,931	4,588
		$162,935	$19,911

Classified and presented as:
Current		$116,563	$8,829
Non-current		46,372	11,082
		$162,935	$19,911
(i)Foreign exchange contracts
In accordance with its foreign currency exchange risk management program, the Company uses foreign exchange contracts to manage its exposure to currency risk on expenditures in CAD, Brazilian Réal (“BRL”), and Mexican Pesos (“MXN”). At December 31, 2024, the Company had in place USD:CAD, USD:BRL, and USD:MXN put and call options with the following notional amounts, weighted average rates and maturity dates:

	USD notional amount		Call options’ weighted average strike price	Put options’ weighted average strike price
Currency	Within 1 year	1-2 years
CAD	$270,000	$59,000	1.33	1.41
BRL	382,000	39,000	5.37	5.97
MXN	153,000	5,000	18.15	20.81
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(i)Foreign exchange contracts (continued)
The following table summarizes the changes in the carrying amount of the outstanding foreign exchange contracts during the years ended December 31, 2024 and 2023:

	2024	2023
Net asset – beginning of year	$(18,072)	$(4,702)
Settlements	9,625	32,843
Change in fair value	62,727	(46,213)
Net liability (asset) – end of year	$54,280	$(18,072)
The fair value of the outstanding foreign exchange contracts at December 31, 2024 and 2023 is presented as follows:

	2024	2023
Net liability (asset) presented as:
Current derivative assets	$—	$(17,700)
Non-current derivative assets	—	(407)
Current derivative liabilities	47,792	35
Non-current derivative liabilities	6,488	—
	$54,280	$(18,072)

Disclosure of Detailed Information of Derivative Liabilities
(ii)Gold contracts
During the year ended December 31, 2024, the Company entered into gold collar contracts with a weighted average put and call strike price of $2,139 and $2,806, respectively, per ounce for a total of 367,996 notional ounces over the period from February 2024 to June 2026. During the year ended December 31, 2023, the Company entered into gold collar contracts with a weighted average put and call strike price of $1,929 and $2,127, respectively, per ounce for a total of 253,608 notional ounces over the period from February 2023 to June 2024. At December 31, 2024, the Company had 139,998 total notional ounces remaining under its outstanding gold collar contracts to be settled as follows:

Notional ounces		Put options’ weighted average strike price	Call options’ weighted average strike price
Within 1 year	1-2 years
120,000	19,998	$2,164	$3,071
Concurrent with the Gold Prepay Transactions (note 14(b)), the Company entered into financial swap agreements for gold bullion whereby the Company would receive $2,170 and $2,109 per ounce in exchange for paying the spot price for 1,290 and 264 ounces per month, respectively, from October 2024 to July 2026. On October 29, 2024, the swap agreements were amended to change the effective date of the swap period to March 2025 through September 2026 and increase the total notional ounces over the swap period by 736 ounces to 34,919 ounces. Under the amended swap agreements, the Company will receive a weighted average of $2,204 per ounce in exchange for paying the spot price.
The following table summarizes the changes in the carrying amount of the outstanding gold contracts during the years ended December 31, 2024 and 2023:

	2024	2023
Liability – beginning of year	$4,009	$—
Change in fair value	39,974	3,201
Settlements	(23,482)	808
Liability – end of year	$20,501	$4,009
16.    DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
(b)Derivative liabilities (continued)
(ii)Gold contracts (continued)
The fair value of the outstanding gold contracts at December 31, 2024 and 2023 is presented as follows:

	2024	2023
Current derivative liabilities	$9,871	$2,279
Non-current derivative liabilities	10,630	1,730
	$20,501	$4,009
(iii)Greenstone Contingent Consideration
As part of the consideration for the Company’s acquisition of a 10% interest in Greenstone in April 2021, the Company assumed a contingent payment obligation to deliver 2,200 ounces of refined gold, the cash equivalent value of such refined gold, or a combination thereof, upon reaching each production milestone of 250,000 ounces, 500,000 ounces and 700,000 ounces at Greenstone. On May 13, 2024, as part of the Greenstone Acquisition (note 5), the Company assumed an obligation to deliver an additional 8,911 ounces for a total of 11,111 ounces deliverable upon reaching each of the above production milestones.
The following table summarizes the changes in the carrying amount of the contingent consideration derivative liability during the years ended December 31, 2024 and 2023:

	Note	2024	2023
Balance – beginning of year		$11,279	$8,280
Assumed on Greenstone Acquisition	5	51,698	—
Change in fair value		23,246	2,999
Balance – end of year		$86,223	$11,279
The fair value of the contingent consideration derivative liability at December 31, 2024 and 2023 is presented as follows:

	2024	2023
Current derivative liabilities	$57,839	$4,029
Non-current derivative liabilities	28,384	7,250
	$86,223	$11,279